Inventory	12 Months Ended
Oct. 31, 2021
Inventory

6.	Inventory

The Company’s inventory composition is as follows:

	October 31, 2021	October 31, 2020
	$	$
Raw materials	22,788	8,588
Work in process	2,363,487	919,464
Finished goods	920,037	196,308
Ending balance	3,306,312	1,124,360

The cost of inventories included as an expense and included in cost of goods sold for the year ended October 31, 2021, was $3,997,617 (2020 - $2,155,507; 2019 - $2,935,934).